FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2017
Fair Value Disclosures [Abstract]
Summary of interest rate swaps not designated as hedges
The interest rate swaps are not designated as hedges and are summarized as at June 30, 2017 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
16,683	June 2013	June 2020	1.4025%
49,559	September 2013	September 2020	1.5035%
83,879	December 2013	December 2020	1.6015%
16,120	March 2014	March 2021	1.6998%
16,463	June 2014	June 2021	1.7995%
16,806	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
349,510

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2017 and December 31, 2016 are as follows:

	2017		2016
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	128,411	128,411	202,402	202,402
Restricted cash	1,026	1,026	677	677
Liabilities:
Floating rate debt	1,326,416	1,326,416	992,631	992,631
Fixed rate debt	50,000	49,433	—	—

Financial assets and liabilities measured at fair value on recurring basis
The estimated fair value of financial assets and liabilities at June 30, 2017 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	128,411	128,411	—	—
Restricted cash	1,026	1,026	—	—
Liabilities:
Floating rate debt	1,326,416	—	1,326,416	—
Fixed rate debt	49,433	—	—	49.433

The estimated fair value of financial assets and liabilities at December 31, 2016 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	202,402	202,402	—	—
Restricted cash	677	677	—	—
Liabilities:
Floating rate debt	992,631	—	992,631	—